RELATED PARTY TRANSACTIONS (Details) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Sep. 30, 2021 USD ($) subsidiary	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) subsidiary	Dec. 31, 2019 USD ($)
RELATED PARTY TRANSACTIONS
Promissory Note with one of the employees	$ 90
Interest percentage	1.68%
Interest receivable from the Note		$ 0		$ 2	$ 2
Interest income		0	$ 0	2	2
Prepaid advances		1,086		1,244	1,470
Due from related parties		13		1,465	683
Due to related parties		$ 1,334		136	109
Payments made by the Company to third parties on behalf of the other entities				$ 30
Four Bionics
RELATED PARTY TRANSACTIONS
Number of subsidiaries of 4Bionics | subsidiary		3		3
ARTSA
RELATED PARTY TRANSACTIONS
Payments made to third parties on behalf of the Company		$ 112		$ 124	105
Payments made by the Company to third parties on behalf of the other entities		13		30	18
4C
RELATED PARTY TRANSACTIONS
Payments for rent		103	76	113	107
Prepaid advances		996		1,154	1,380
Expenses incurred		3,354	1,498	2,160	2,812
Due from related parties		0		1,496	665
Due to related parties		1,221		11
Payments made to third parties on behalf of the Company				11	3
Liminal | Allocation of Expense Incurred
RELATED PARTY TRANSACTIONS
Expenses allocated		$ 10	$ 7	$ 64	$ 8